Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 263,632	$ 339,004	$ 257,342